Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities [Text Block]

11.       Accrued Liabilities

Accrued liabilities consisted of the following components at December 31:

Millions of dollars	2012	2011
Payroll and benefits	$437	$351
Taxes other than income taxes	201	211
Interest	51	119
Product sales rebates	221	220
Warrants	1	19
Income taxes	37	36
Priority and administrative claims	15	17
Deferred revenues	34	41
Restructuring	66	79
Other	94	149
Total accrued liabilities	$1,157	$1,242